As filed with the Securities and Exchange Commission on September 17, 2013

1933 Act Registration No. 033-17619

1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 367	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 368	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 655-4400

Registrant’s Telephone Number, including Area Code

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series and classes of the Registrant:

Class A, Class C, Institutional, Class IR and Class R Shares of the Goldman Sachs Multi-Asset Real Return Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 367 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 367 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 17th day of September, 2013.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara	President (Chief Executive Officer) and Trustee	September 17, 2013
James A. McNamara

[1]George F. Travers	Principal Financial Officer and Senior Vice President	September 17, 2013
George F. Travers

[1]Ashok N. Bakhru	Chairman and Trustee	September 17, 2013
Ashok N. Bakhru

[1]Donald C. Burke	Trustee	September 17, 2013
Donald C. Burke

[1]John P. Coblentz, Jr.	Trustee	September 17, 2013
John P. Coblentz, Jr.

[1]Diana M. Daniels	Trustee	September 17, 2013
Diana M. Daniels

[1]Joseph P. LoRusso	Trustee	September 17, 2013
Joseph P. LoRusso

[1]Jessica Palmer	Trustee	September 17, 2013
Jessica Palmer

[1]Alan A. Shuch	Trustee	September 17, 2013
Alan A. Shuch

[1]Richard P. Strubel	Trustee	September 17, 2013
Richard P. Strubel

By:	/s/ Caroline Kraus
Caroline Kraus,
Attorney-In-Fact
[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 12-13, 2013.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to each Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline Kraus, Andrew Murphy, Robert Griffith and Matthew Wolfe, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the 1940 Act of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: September 17, 2013

/s/ Caroline Kraus
Caroline Kraus,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase